CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS’ EQUITY (DEFICIT) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2013	$ 15,137	$ 918,490	$ (710,962)	$ 222,665
Balance (in Shares) at Dec. 31, 2013	15,137,200
Re-acquired common stock	$ (1,750)	1,750
Re-acquired common stock (in Shares)	(1,750,000)
Discount on convertible notes issued		1,813,280		1,813,280
Issuance of common stock under Feinsod Agreement	$ 200	883,800		884,000
Issuance of common stock under Feinsod Agreement (in Shares)	200,000
Conversion of Notes payable and interest	$ 98	488,571		488,669
Conversion of Notes payable and interest (in Shares)	97,733
Retraction of common stock in settlement of lawsuit with former shareholder	$ (1,185)	1,185
Retraction of common stock in settlement of lawsuit with former shareholder (in Shares)	(1,185,000)
Net loss			(6,930,139)	(6,930,139)
Balance at Dec. 31, 2014	$ 12,500	4,107,076	(7,641,101)	(3,521,525)
Balance (in Shares) at Dec. 31, 2014	12,499,933
Issuance of common stock under Feinsod Agreement	$ 1,150	3,628,350		3,629,500
Issuance of common stock under Feinsod Agreement (in Shares)	1,150,000
Full Circle – non-cash exercise of warrants	$ 760	3,682,510		3,683,270
Full Circle – non-cash exercise of warrants (in Shares)	760,263
Full Circle – exercise of warrants for cash	$ 25	99,975		100,000
Full Circle – exercise of warrants for cash (in Shares)	25,000
Stock issued for architectural services	$ 50	114,643		114,693
Stock issued for architectural services (in Shares)	50,000
Conversion of Notes payable and interest	$ 330	1,650,793		1,651,123
Conversion of Notes payable and interest (in Shares)	330,225
Warrants issued with 10% Notes Payable		298,532		298,532
Common stock and warrants issued for IPG acquisition	$ 100	1,043,700		1,043,800
Common stock and warrants issued for IPG acquisition (in Shares)	100,000
Warrants issued for services		77,918		77,918
Employee stock options		1,500,783		1,500,783
Net loss			(8,786,277)	(8,786,277)
Balance at Dec. 31, 2015	$ 14,915	$ 16,204,280	$ (16,427,378)	$ (208,183)
Balance (in Shares) at Dec. 31, 2015	14,915,421